As filed with the Securities and Exchange Commission on May 7, 2019

No. 333-191019

 No. 811-22883

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 20	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 25	☒
(Check appropriate box or boxes)

ARK ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o ARK Investment Management LLC
3 East 28th Street, 7th Floor
New York, NY 10016
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 426-7040

	With a copy to	With a copy to:
Corporation Service Company	Kellen Carter, Esq.	Allison Fumai, Esq.
2711 Centerville Road, Suite 400	Chief Compliance Officer	Dechert LLP
Wilmington, DE 19808	ARK Investment Management LLC	1095 Avenue of the Americas New York, NY 10036
(Name and Address of Agent for	3 East 28th Street, 7th Floor
Service)	New York, NY 10016

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

Immediately upon filing pursuant to paragraph (b)
X	On June 6, 2019 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On _______________ pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On _______________ pursuant to paragraph (a)(2) of rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 16 to its Registration Statement until June 6, 2019. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 16 under the Securities Act of 1933 and Amendment No. 21 under the Investment Company Act of 1940, filed on January 24, 2019, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 7th day of May, 2019.

ARK ETF Trust

By:	/s/ Kellen Carter
Name:	Kellen Carter
Title:	Chief Compliance Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title

/s/ Scott R. Chichester*
Scott R. Chichester	Trustee

/s/ Darlene T. DeRemer*
Darlene T. DeRemer	Trustee

/s/ Robert G. Zack*
Robert G. Zack	Trustee

/s/ Catherine D. Wood*
Catherine D. Wood	Trustee, Chief Executive Officer and Chief Investment Officer

/s/ Kellen Carter
Kellen Carter	Chief Compliance Officer

/s/ William C. Cox
William C. Cox	Treasurer and Chief Financial Officer

* By:	/s/ Kellen Carter

Kellen Carter

        Attorney-in-Fact